Capital Management (Cash Flows to Adjusted Funds Flow from Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash flow from operating activities	$ 860.5	$ 1,742.9
Changes in non-cash working capital	(6.2)	47.5
Transaction costs	5.4	6.3
Decommissioning expenditures	14.7	28.7
Adjusted funds flow from operations	$ 874.4	$ 1,825.4